SHORT-TERM BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
SHORT-TERM BANK CREDIT AND LOANS
NOTE 8:-	SHORT-TERM BANK CREDIT AND LOANS

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2014	2013	2014	2013
		%

Short-term bank credit	CAD	-	3.25	$-	$5,454

b.
As of December 31, 2014 and 2013, the Company had short-term and revolving credit lines of approximately $9,863 and $10,655, respectively, from Israeli, Canadian and Australian banks. The Company's current credit lines, if not extended, will expire in December, 2015 in Israeli and Australian banks and in July, 2015 in Canadian banks.